20. Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax And Social Contribution Tables
Reconciliation of income and social contribution tax expense
	2017	2016	2015

Income (loss) before income tax and social contribution	779	(47)	844
Credit (expense) of income tax and social contribution at the nominal rate of 25% for the Company and 34% for subsidiaries	(267)	(29)	(259)
Tax penalties	(25)	(26)	(11)
Share of profit of associates	(9)	21	28
Interest on own capital	16	13	-
Other permanent differences (nondeductible)	(12)	(3)	13
Effective income tax and social contribution	(297)	(24)	(229)

Income tax and social contribution for the year:
Current	(171)	(126)	(156)
Deferred	(126)	102	(73)
Income tax and social contribution expense	(297)	(24)	(229)
Effective rate	38,13%	(51.06)%	27.13%

Breakdown of deferred income tax and social contribution
	2017			2016
	Assets	Liabilities	Net	Assets	Liabilities	Net
Tax losses and negative basis of social contribution	200	-	200	112	-	112
Provision for risks	289	-	289	347	-	347
Goodwill tax amortization	-	(585)	(585)	-	(531)	(531)
Mark-to-market adjustment	-	(7)	(7)	-	(8)	(8)
Technological innovation – future realization	-	(13)	(13)	-	(16)	(16)
Depreciation of fixed assets as per tax rates	-	(112)	(112)	-	(81)	(81)
Unrealized gains with tax credits (note 11)	-	(185)	(185)	-	-	-
Other	145	(5)	140	30	-	30
Deferred income tax and social contribution assets (liabilities)	634	(907)	(273)	489	(636)	(147)

Compensation	(513)	513	-	(319)	319	-
Deferred income tax and social contribution assets (liabilities) , net	121	(394)	(273)	170	(317)	(147)

Recovery of deferred tax assets
Up to one year	163
From 1 to 2 years	175
From 2 to 3 years	117
From 3 to 4 years	123
From 4 to 5 years	56
634

Changes in deferred income tax and social contribution
	2017	2016	2015
At the beginning of the year	(147)	(778)	(642)
Expense for the year – Continued operations	(126)	102	(73)
Expense for the year – Discontinued operations	164	11	(63)
Morzan arbitration (see note 1.1)	-	-	50
Cnova N.V. IPO cost	-	-	(46)
Corporate restructuring	-	(4)	-
Special program on tax settlements – PERT – Discontinued operations – use of tax loss	(89)	-	-
Exchange rate variation	-	(10)	29
Assets held for sale and discontinued operations (see note 32)	(75)	522	-
Other	-	10	(33)
At the end of the year	(273)	(147)	(778)